Trade Accounts Receivable (Tables)	12 Months Ended
Jan. 31, 2023
Trade Accounts Receivable
Schedule of trade accounts receivable

	January 31,	January 31,
	2023	2022
Trade accounts receivable	46,718	43,565
Less: Provision for credit losses	(1,545)	(1,860)
	45,173	41,705

Schedule of changes in provision for credit losses

Provision
for Credit
Losses
Balance at January 31, 2021	2,330
Current period provision for expected losses	1,007
Write-offs charged against the provision	(1,456)
Effect of movements in foreign exchange	(21)
Balance at January 31, 2022	1,860
Current period provision for expected losses	1,068
Write-offs charged against the provision	(1,341)
Effect of movements in foreign exchange	(42)
Balance at January 31, 2023	1,545